Note 4 - Acquisitions (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Combination, Acquisition Related Costs		$ 5,151	$ 5,114
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		16,366	(594)
Business Acquisition, Goodwill, Expected Tax Deductible Amount		160,831	15,797
Business Combination, Contingent Consideration, Liability		63,478
Contingent Consideration Paid		20,136	6,806
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		16,366	(594)
Business Combination, Contingent Consideration, Liability		$ 63,478	34,188	$ 32,346
First Service Property Management Segment [Member]
Number of Businesses Acquired		3
Acquisition 2023 [Member]
Number of Businesses Acquired		12
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		$ 18,871
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 305,891
Acquisition 2023 [Member] | FirstService Residential Segment [Member]
Number of Businesses Acquired		3
Acquisition 2023 [Member] | FirstService Brands Segment [Member]
Number of Businesses Acquired		9
Acquisition 2023 [Member] | FirstService Brands Segment [Member] | Independent Restoration [Member]
Number of Businesses Acquired		2
Acquisition 2023 [Member] | Paul Davis Restoration [Member]
Number of Businesses Acquired		3
All Other Acquisitions [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		$ 5,507
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		71,121
All Other Acquisitions [Member] | Paid in Escrow [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			14,625
Roofing Corp of America [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		13,364
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]	234,770
Roofing Corp of America [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			212,890
Roofing Corp of America [Member] | Trademarks [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 21,880
Acquisitions 2022 [Member]
Number of Businesses Acquired			7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			$ 7,114
Acquisitions 2022 [Member] | FirstService Residential Segment [Member]
Number of Businesses Acquired			1
Acquisitions 2022 [Member] | FirstService Brands Segment [Member]
Number of Businesses Acquired			6
Acquisitions 2022 [Member] | FirstService Brands Segment [Member] | Independent Restoration [Member]
Number of Businesses Acquired			3
Acquisitions 2022 [Member] | Paul Davis Restoration [Member]
Number of Businesses Acquired			2
Acquisitions 2023 and 2022 [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		54,721
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 64,378

[1]	Intangible assets for Roofing Corp include $212,890 of customer relationships and $21,880 of trademarks.